INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 28, 2013	Dec. 31, 2012
Inventory at FIFO
Finished products	$ 5,585	$ 3,615
Materials and work in process	55,494	52,212
Gross inventories	61,079	55,827
Less: LIFO reserve	(39,145)	(38,089)
Less: excess and obsolescence reserve	(1,966)	(1,729)
Net inventories	$ 19,968	$ 16,009